Investments (Details)				5 Months Ended		12 Months Ended
	Sep. 05, 2018 USD ($)	Aug. 08, 2018 CNY (¥)	Aug. 08, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 10, 2018 USD ($)
Investments (Textual)
Sold equity of its subsidiary	90.00%
Investment Owned, at Cost				$ 0		$ 0
Carrying amount of the investment				341,045		0
Investment						361,721
Recognized loss						33,684
Cash				160,000
Prepaid expense				34,000
Other current assets				2,000
Fixed assets				16,000
Total liabilities				3,130,766		$ 2,662,888
RMB [Member]
Investments (Textual)
Investment | ¥								¥ 2,500,000
Recognized loss | ¥							¥ 232,665
Guochuang [Member]
Investments (Textual)
Investment									$ 365,802
Interest received		20.00%
Recognized loss				$ 35,174
Guochuang [Member] | RMB [Member]
Investments (Textual)
Investment | ¥		¥ 2,500,000	¥ 2,500,000
Recognized loss | ¥					¥ 232,665
Yufeng Mi, Chief Technology [Member] | Maximum [Member]
Investments (Textual)
Interest received			40.00%
Yufeng Mi, Chief Technology [Member] | Minimum [Member]
Investments (Textual)
Interest received		32.00%
AGM Belize [Member]
Investments (Textual)
Remaining equity	10.00%
Investment Owned, at Cost	$ 0